Results of operation - Operating expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Results of operation
Other income and expenses	€ (219,000)	€ (14,000)	€ (265,000)	€ (150,000)
Total Cost
Results of operation
Research and development	8,892,000	7,776,000	17,763,000	14,817,000
Selling, general and administrative expenses	6,185,000	4,536,000	11,736,000	8,729,000
Other income and expenses	(227,000)	(83,000)	(273,000)	(252,000)
Total operating expenses	14,850,000	12,229,000	29,226,000	23,294,000
Capitalized
Results of operation
Research and development	(2,287,000)	(4,306,000)	(5,001,000)	(7,752,000)
Selling, general and administrative expenses	0	0	0	0
Other income and expenses	8,000	69,000	8,000	102,000
Total operating expenses	(2,279,000)	(4,237,000)	(4,993,000)	(7,650,000)
Operating expenses
Results of operation
Research and development	6,605,000	3,470,000	12,762,000	7,065,000
Selling, general and administrative expenses	6,185,000	4,536,000	11,736,000	8,729,000
Other income and expenses	(219,000)	(14,000)	(265,000)	(150,000)
Total operating expenses	€ 12,571,000	€ 7,992,000	€ 24,233,000	€ 15,644,000